Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	Dreyfus Ultra Short Income Fund
Central Index Key	0000804887
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016
Class D and Z Prospectus | Dreyfus Ultra Short Income Fund | Class Z
Prospectus:
Trading Symbol	DSIGX
Class D and Z Prospectus | Dreyfus Ultra Short Income Fund | Class D
Prospectus:
Trading Symbol	DSDDX
Institutional Shares Prospectus | Dreyfus Ultra Short Income Fund | Institutional Class
Prospectus:
Trading Symbol	DSYDX